segment information - Income before income taxes (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Income before income taxes
Operating revenues external and other income	$ 4,111	$ 3,728	$ 8,135	$ 7,422
Goods and services purchased	1,609	1,458	3,157	2,870
Employee benefits expense	1,051	911	2,066	1,784
EBITDA	1,451	1,359	2,912	2,768	$ 5,638	$ 5,494	$ 5,570
Depreciation	527	505	1,051	1,028
Amortization	266	220	531	422
Operating income	658	634	1,330	1,318
Financing costs	203	202	410	394
Income before income taxes	$ 455	$ 432	$ 920	$ 924